Note 6 - Debt - Schedule of Debt Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
2031	$ 3,684
Thereafter	1,840
Total finance obligation	271,477	$ 369,878
Amount due within one year	15,000	$ 96,000
Term Loan [Member]
2027	15,000
2028	238,500
2029	0
2030	1,000
2031	0
Total minimum payments required	254,500
Lease Financing Obligations [Member]
2027	3,684
2028	3,684
2029	3,684
2030	3,684
Total minimum payments required	20,260
Less interest	2,839
Total finance obligation	17,421
Amount due within one year	2,785
Long-term debt	$ 14,636